Sep. 30, 2015

The Target Portfolio Trust
Prudential Core Bond Fund (the "Fund")

Supplement dated June 16, 2016 to the Currently Effective Summary Prospectus and Prospectus

Effective as of July 1, 2016, the Fund's existing contractual cap on Fund expenses will be lowered. To reflect this change, the Fund's Summary Prospectus and Prospectus are hereby revised as follows, effective as of July 1, 2016:

In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the "Annual Fund Operating Expenses" table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class R	Class Z
Management fees	.35%	.35%	.35%	.35%	.35%
+ Distribution and service (12b-1) fees	.25%	1.00%	None	.75%	None
+ Other expenses	.38%	.38%	.32%	.38%	.38%
= Total annual Fund operating expenses	.98%	1.73%	.67%	1.48%	.73%
– Fee waiver and/or expense reimbursement	(.28)%	(.28)%	(.27)%	(.53)%	(.28)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	.70%	1.45%	.40%	.95%	.45%

(1) The manager has contractually agreed through November 30, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses) of each class of shares to .45% of the Fund's average daily net assets. The manager has also contractually agreed through November 30, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses) of each class of shares to .40% of the Fund's average daily net assets. Separately, the distributor has contractually agreed to limit its distribution and service (12b-1) fees through November 30, 2017 for Class R shares to .50% of the average daily net assets of the Class R shares. These waivers may not be terminated prior to November 30, 2017 without the prior approval of the Fund's Board of Trustees.

In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$518	$721	$941	$1,573	$518	$721	$941	$1,573
Class C	$248	$518	$912	$2,018	$148	$518	$912	$2,018
Class Q	$41	$187	$346	$809	$41	$187	$346	$809
Class R	$97	$416	$758	$1,723	$97	$416	$758	$1,723
Class Z	$46	$205	$378	$880	$46	$205	$378	$880